Financial risk management objectives and policies - Sensitivity Analysis to Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest Rate Increase	1.00%	1.00%	1.00%
Effect on profit before tax (-/+)	13300000.00%	40300000.00%	70000000.00%
Interest Rate Decrease	100.00%	100.00%	100.00%
Effect on profit before tax (+/-)	$ (133)	$ (403)	$ (700)